Stock Option Plan - Schedule of Stock Option Activity Under the 2005 Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012 2005 Stock Incentive Option Plan
Number (shares)
January 1, 2012		74,020
Granted	7,020	0
Exercised		0
Forfeited/Expired		74,020
December 31, 2012		0
Weighted Average Exercise Price per Share (dollars per share)
January 1, 2012		$ 74.96
Granted		$ 0.00
Exercised		$ 0.00
Forfeited/Expired		$ 74.96
December 31, 2012		$ 0.00
Additional Disclosures
Exercisable at year end (shares)		0